Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 17. Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable
Note 17.  Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable
During their normal course of business, our insurance subsidiaries assume and cede reinsurance on both a coinsurance and a risk premium basis. They also obtain reinsurance for that portion of risks exceeding their retention limits. The maximum amount of life insurance retained on any one life is $110,000.
	Direct Amount (a)	Ceded to Other Companies	Assumed from Other Companies	Net Amount (a)	Percentage of Amount Assumed to Net
	(In thousands)
Year ended December 31, 2012
Life insurance in force	$811,035	$16,471	$1,083,550	$1,878,114	58%
Premiums earned:
Life	$52,751	$2,685	$13,640	$63,706	21%
Accident and health	106,266	454	3,409	109,221	3%
Annuity	6,095	1,208	301	5,188	6%
Property and casualty	31,537	-	2,805	34,342	8%
Total	$196,649	$4,347	$20,155	$212,457

Year ended December 31, 2011
Life insurance in force	$761,070	$14,868	$1,142,247	$1,888,449	60%
Premiums earned:
Life	$63,396	$6,909	$94,982	$151,469	63%
Accident and health	115,599	503	3,635	118,731	3%
Annuity	9,049	1,920	233	7,362	3%
Property and casualty	30,145	-	2,486	32,631	8%
Total	$218,189	$9,332	$101,336	$310,193

Year ended December 31, 2010
Life insurance in force	$668,740	$3,567	$884,932	$1,550,105	57%
Premiums earned:
Life	$77,721	$-	$37,300	$115,021	32%
Accident and health	88,441	575	3,815	91,681	4%
Annuity	-	-	290	290	100%
Property and casualty	28,179	68	2,593	30,704	8%
Total	$194,341	$643	$43,998	$237,696
 (a)      Balances are reported net of inter-segment transactions.
To the extent that a reinsurer is unable to meet its obligation under the related reinsurance agreements, Repwest would remain liable for the unpaid losses and loss expenses. Pursuant to certain of these agreements, Repwest holds letters of credit at year end in the amount of $0.6 million from re-insurers and has issued letters of credit in the amount of $5.3 million in favor of certain ceding companies.
Policy benefits and losses, claims and loss expenses payable for our Property and Casualty Insurance operating segment were as follows:
	Years Ended December 31,
	2012	2011
	(In thousands)
Unpaid losses and loss adjustment expense	$330,093	$382,328
Reinsurance losses payable	91	611
Total	$330,184	$382,939

Activity in the liability for unpaid losses and loss adjustment expenses for our Property and Casualty Insurance operating segment is summarized as follows:
	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Balance at January 1	$382,328	$276,355	$271,677
Less: reinsurance recoverable	223,865	167,315	162,711
Net balance at January 1	158,463	109,040	108,966
Incurred related to:
Current year	8,962	9,297	9,453
Prior years	7,036	56,445	7,832
Total incurred	15,998	65,742	17,285
Paid related to:
Current year	4,405	5,049	4,971
Prior years	16,402	11,270	12,240
Total paid	20,807	16,319	17,211
Net balance at December 31	153,654	158,463	109,040
Plus: reinsurance recoverable	176,439	223,865	167,315
Balance at December 31	$330,093	$382,328	$276,355

The liability for incurred losses and loss adjustment expenses (net of reinsurance recoverable of $176.4 million) decreased by $4.8 million in 2012.